Operating Segments	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Operating Segments

21.	Operating Segments

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Group’s business segments. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (CODM) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.

The Group’s Chief Executive Officer, as the CODM, organizes the Group, manages resource allocations and measures performance within a single reporting unit and single reporting segment, and that is managed on a consolidated basis. The Group derives revenue from its customers by providing mining products, as well as a small portion of the related maintenance fee income and products of WEB 3 applications. The accounting policies of the Group’s one operating segment are the same as those described in the summary of significant accounting policies. The CODM is regularly provided with and assesses performance for its one operating segment with only the consolidated expenses and net income as presented in the consolidated statements of operations and comprehensive income/(loss). The CODM uses these performance measures to evaluate the Group’s profitability and monitor budget versus actual results.

In addition to the significant expense categories and net income presented in the consolidated statements of operations and comprehensive income/(loss), see below for disaggregated cost of revenue and research and development expenses:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Cost of revenue (excluding the impact of write-down)	48,432	86,671	111,850
Inventory provision, write-down of prepayments and provision for inventory purchase commitments	24,715	43,781	93,052
Total cost of revenue	73,147	130,452	204,902

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Salary, bonus, welfare and share-based compensation expense	34,792	45,707	43,867
New products development	4,021	59,895	30,183
Depreciation	3,491	3,841	3,246
Total research and development expenses	42,304	109,443	77,296

The Group’s long-lived tangible assets, as well as the Group’s operating lease right-of-use assets recognized on the consolidated balance sheets were substantially located in PRC.

The geographical region of revenue generated is based on the location where the customers based or the services were provided:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Mainland China	82,225	128,250	173,489
Hong Kong	—	107,871	23,547
Other countries or regions	—	45,646	23,828
Total	82,225	281,767	220,864